Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	23747-1 / CW1736414.1

April 14, 2008

Securities and Exchange Commission

Division of Corporation Finance

100 F Street North East, Mailstop 7010

Washington, DC 20549

Attention:	Donna Levy, Attorney

Dear Sir/Mesdames:

Re: Eden Energy Corp. (the “Company”) Post Effective Amendment No. 3 to Form S-1 Filed February 27, 2008 Your File No. 333-128649

                Thank you for your letter dated March 11, 2008 with your comments on the Company's Post Effective Amendment No. 3 to Form S-1, filed February 27, 2008. For your ease of reference, our responses to your comments are numbered in a corresponding manner:

General

1.            The private placement of the 6% convertible promissory note was completed in August of 2005, and had been completed at the time the initial Registration Statement was filed. An amendment to certain terms of the notes subsequently does not alter the fact that the private placement had been previously completed, nor does the fact that a post-effective amendment was filed indicate a public resale. The filing of the post effective amendment roughly coinciding with the timing of the amendments to the notes was coincidental and unrelated. The post effective amendment was filed purely due to lapse of time from the last filing. To the best of the Company’s knowledge, no shares issuable on conversion of the amended notes have been or will be sold under the Registration Statement.

As you know, section 5 of the Securities Act of 1933 as amended, states that unless a registration has been filed or is in effect it is unlawful to offer to sell or to sell a security. However, the registration statement requirements contained in section 5 will not prohibit the offer or sale if an exemption can be found which applies to the transaction. Such exemptions were available for the issuance of the notes and all transactions described in the comment. Further, although we do

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not agree with your interpretation of the amendment to certain terms of the notes as being a further issuance of notes, or that there was a public resale, one option would be to de-register from the Registration Statement the shares underlying the convertible notes that have been amended.

2.            The Registration Statement has been updated to include the Company’s audited financial statement for December 31, 2007, along with all related disclosures.

Closing Comments

We enclose a clean and four blacklined copies of the Post-Effective Amendment No. 3 to Form S-1 for your review.

We look forward to the receipt of any further comments which you may have in regard to the Post-Effective Amendment No. 3 to Form S-1 shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per: /s/ William L. Macdonald

William L. Macdonald

Encl.

WLM/mll

cc:	Eden Energy Corp.

CW1736414.1